Fair Value Measurements - Schedule of Fair Value of Warrant Liabilities (Details) - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Private Placement [Member]
Schedule of Fair Value of Warrant Liabilities [Line Items]
Fair value as of beginning of period	$ 705,250
Change in valuation inputs or other assumptions	217,000
Fair value as of ending of period	922,250
Public [Member]
Schedule of Fair Value of Warrant Liabilities [Line Items]
Fair value as of beginning of period	1,495,000
Change in valuation inputs or other assumptions	460,000
Fair value as of ending of period	1,955,000
Warrant Liabilities [Member]
Schedule of Fair Value of Warrant Liabilities [Line Items]
Fair value as of beginning of period	2,200,250
Change in valuation inputs or other assumptions	677,000
Fair value as of ending of period	$ 2,877,250